Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Underwriting Margin	7.50%	7.70%	6.50%
Combined Ratio	92.50%	92.30%	93.50%
Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin	6.50%	6.70%	6.60%
Combined Ratio	93.50%	93.30%	93.40%
Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	7.80%	7.50%	6.30%
Combined Ratio	92.20%	92.50%	93.70%
Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	4.90%	5.70%	7.00%
Combined Ratio	95.10%	94.30%	93.00%
Commercial Lines
Segment Reporting Information [Line Items]
Underwriting Margin	15.90%	17.20%	6.50%
Combined Ratio	84.10%	82.80%	93.50%